Equity Attributable To Other Equity Instruments Holders (Tables)	6 Months Ended
Sep. 30, 2023
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Equity Attributable to Other Equity Instruments Holders
Equity attributable to other equity instruments holders at September 30, 2023 and March 31, 2023 consisted of the following:

	At September 30, 2023	At March 31, 2023

	(In millions)
Perpetual subordinated bonds	¥1,106,695	¥755,802
Perpetual subordinated borrowings	¥20,000	¥10,000

Total equity attributable to other equity instruments holders	¥1,126,695	¥765,802